Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt
Long-Term Debt

Note 9: Long-Term Debt

Long-Term Debt Outstanding
December 31 (in millions)	Weighted-Average Interest Rate as of December 31, 2012		2012	2011
Commercial paper	N/A		$-	$550
Senior notes with maturities of 5 years or less	5.858	%(c)	12,991	11,347
Senior notes with maturities between 6 and 10 years	5.379%		10,334	10,689
Senior notes with maturities greater than 10 years(a)	6.007%		16,801	16,115
Other, including capital lease obligations	–		332	608
Total debt	5.60	%(b)	40,458	39,309
Less: Current portion			2,376	1,367
Long-term debt			$38,082	$37,942
(a) For both the December 31, 2012 and 2011 amounts include £625 million of 5.50% notes due 2029 translated at $1 billion, using the exchange rates as of these dates.
(b) Includes the effects of our derivative financial instruments.
(c) The senior notes with maturities of five years or less as of December 31, 2012 were as follows:

(in millions)	Weighted-Average Interest Rate
2013	8.081%	$2,346
2014	3.698%	$1,945
2015	5.882%	$3,363
2016	4.474%	$2,791
2017	6.944%	$2,546

As of December 31, 2012 and 2011, our debt had an estimated fair value of $47.7 billion and $45.1 billion, respectively. The estimated fair value of our publicly traded debt is based on quoted market values for the debt. To estimate the fair value of debt for which there are no quoted market prices, we use interest rates available to us for debt with similar terms and remaining maturities.

Some of our loan agreements require that we maintain certain financial ratios based on our debt and our operating income before depreciation and amortization. We were in compliance with all financial covenants for all periods presented. See Note 22 for additional information on our subsidiary guarantee structures.

2012 Debt Borrowings
Year ended December 31, 2012 (in millions)
Comcast 4.650% senior notes due 2042	$1,250
Comcast 3.125% senior notes due 2022	1,000
NBCUniversal 2.875% senior notes due 2023	1,000
NBCUniversal 4.450% senior notes due 2043	1,000
Comcast 5% senior notes due 2061	288
Other	6
Total	$4,544

In January 2013, we issued $750 million aggregate principal amount of 2.850% senior notes due 2023, $1.7 billion aggregate principal amount of 4.250% senior notes due 2033 and $500 million aggregate principal amount of 4.500% senior notes due 2043.

2012 Debt Repayments and Redemptions
Year ended December 31, 2012 (in millions)
Comcast 7% senior notes due 2055	$1,125
Comcast 6.625% senior notes due 2056	575
Comcast 9.8% senior notes due 2012	553
Universal Orlando 8.875% senior notes due 2015	260
Comcast 10.625% senior subordinated debentures due 2012	202
Universal Orlando 10.875% senior subordinated notes due 2016	146
Other	20
Total	$2,881

Debt Instruments

Commercial Paper Programs

Our commercial paper programs provide a lower cost source of borrowing to fund our short-term working capital requirements and are supported by our revolving credit facilities. As of December 31, 2012, the borrowing capacity available under these programs totaled $2.25 billion for Comcast and $1.5 billion for NBCUniversal.

Revolving Credit Facilities

In June 2012, Comcast and Comcast Cable Communications, LLC entered into a new $6.25 billion revolving credit facility due June 2017 with a syndicate of banks that may be used for general corporate purposes. The new credit facility replaces our prior $6.8 billion credit facility, which was terminated in connection with the execution of the new credit facility. The interest rate on the new facility consists of a base rate plus a borrowing margin that is determined based on Comcast's credit rating. As of December 31, 2012, the borrowing margin for LIBOR-based borrowings was 1.125%. The terms of the new credit facility's financial covenants and guarantees are substantially the same as those under the prior credit facility. As of December 31, 2012, amounts available under the new credit facility, net of amounts outstanding under our commercial paper program and undrawn letters of credit, totaled $5.8 billion.

As of December 31, 2012, NBCUniversal had a $1.5 billion credit facility due June 2016 with a syndicate of banks. The interest rate on this facility consists of a base rate plus a borrowing margin that is determined based on NBCUniversal's credit rating. As of December 31, 2012, the borrowing margin for LIBOR-based borrowings was 1.125%. As of December 31, 2012, amounts available under this credit facility, net of amounts outstanding under our commercial paper program and undrawn letters of credit, totaled $1.4 billion.

Letters of Credit

As of December 31, 2012, we and certain of our subsidiaries had unused irrevocable standby letters of credit totaling $557 million to cover potential fundings under various agreements.